VIEs (VIEs Consolidated within Sohu Group, Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS:
Cash and cash equivalents	$ 819,713	$ 1,364,096
Restricted cash	5,974	3,928
Account and financing receivables, net	281,173	250,468
Prepaid and other current assets	168,305	192,675
Short-term investments	1,041,395	818,934
Long-term investments, net	108,356	90,145
Fixed assets, net	504,998	529,717
Intangible assets, net	24,118	23,060
Goodwill	53,263	71,565	$ 68,290
Other non-current assets	43,928	40,169
LIABILITIES:
Accounts payable	295,954	288,394
Accrued liabilities	301,915	343,106
Receipts in advance and deferred revenue	124,782	127,758
Long-term tax liabilities	174,339	249,618
Deferred tax liabilities	85,264	43,392
Net revenue	1,883,029	1,860,962	1,650,431
Net income /(loss)	(67,359)	(470,003)	(114,973)
Net cash provided by /(used in) operating activities	84,025	187,687	239,620
Net cash used in investing activities	(459,244)	(714,503)	(411,650)
Net cash provided by /(used in) financing activities	96,334	801,975	(327,934)
VIEs [Member]
ASSETS:
Cash and cash equivalents	65,864	43,618
Restricted cash	697	0
Account and financing receivables, net	122,884	95,305
Prepaid and other current assets	20,554	26,755
Short-term investments	7,305	12,303
Intra-Group receivables due from the Company's subsidiaries	390,157	398,135
Total current assets	607,461	576,116
Long-term investments, net	45,871	32,266
Fixed assets, net	1,793	2,414
Intangible assets, net	18,240	11,719
Goodwill	36,353	37,291
Other non-current assets	1,925	2,614
Total assets	711,643	662,420
LIABILITIES:
Accounts payable	84,749	53,842
Accrued liabilities	60,555	76,883
Receipts in advance and deferred revenue	43,020	46,939
Other current liabilities	86,851	97,991
Intra-Group payables due to the Company's subsidiaries	273,672	197,367
Total current liabilities	548,847	473,022
Long-term tax liabilities	13,554	14,293
Deferred tax liabilities	2,239	3,451
Intra-Group payables due to the Company's subsidiaries	18,897	20,560
Total liabilities	583,537	511,326
Net revenue	923,131	881,284	894,697
Net income /(loss)	(18,436)	34,910	9,557
Net cash provided by /(used in) operating activities	69,925	(52,351)	(17,804)
Net cash used in investing activities	(49,271)	(14,020)	(2,273)
Net cash provided by /(used in) financing activities	$ 650	$ (131)	$ 0